Assumptions Used For Derivative Liability (Detail) - $ / shares				1 Months Ended						3 Months Ended
	Jun. 30, 2015	Mar. 15, 2015	Dec. 01, 2014	Dec. 31, 2015	Oct. 29, 2015	Sep. 30, 2015	Sep. 20, 2015	Jun. 22, 2015	Sep. 30, 2014	Sep. 30, 2015	Mar. 31, 2016
Closing price per share of Common Stock						$ 0.001			$ 0.001	$ 0.001	$ 0.001
Exercise price per share		$ 0.20		$ 0.20	$ 0.20	$ 0.20	$ 0.20			0.20
Expected volatility		90.00%		110.00%	85.00%	80.00%	80.00%
Risk-free interest rate		0.24%		0.16%	0.14%	0.07%	0.09%
Dividend yield		20.00%		25.00%	22.00%	22.00%	22.00%
Remaining expected term of underlying securities (years)		1 year		2 months 16 days	4 months 17 days	5 months 16 days	5 months 23 days
Derivative liabilities Assumptions | Private Placement Financing
Closing price per share of Common Stock	$ 0.26	$ 0.21	$ 0.25			$ 0.27		$ 0.23	$ 0.18	0.27
Exercise price per share	$ 0.20					$ 0.20				0.20
Risk-free interest rate	1.63%
Dividend yield	0.00%	0.00%	0.00%			0.00%		0.00%	0.00%
Remaining expected term of underlying securities (years)	1 year 4 days
Derivative liabilities Assumptions | Private Placement Financing | Exercises during 4th Quarter [Member]
Exercise price per share						$ 0.20				$ 0.20
Dividend yield										0.00%
Maximum | Derivative liabilities Assumptions | Private Placement Financing
Exercise price per share		$ 0.30	$ 0.30						$ 0.40
Expected volatility	85.00%	110.00%	90.00%			85.00%		85.00%	90.00%
Risk-free interest rate		1.41%	1.39%			1.09%		1.68%	1.55%
Remaining expected term of underlying securities (years)		4 years 3 months 18 days	4 years 7 months 6 days			3 years 9 months 4 days		4 years 11 days	4 years 3 months 29 days
Maximum | Derivative liabilities Assumptions | Private Placement Financing | Exercises during 4th Quarter [Member]
Closing price per share of Common Stock						$ 0.27				$ 0.27
Expected volatility										85.00%
Risk-free interest rate										1.36%
Remaining expected term of underlying securities (years)										3 years 11 months 16 days
Minimum | Derivative liabilities Assumptions | Private Placement Financing
Exercise price per share		$ 0.20	$ 0.20						$ 0.30
Expected volatility	75.00%	80.00%	80.00%			75.00%		55.00%	85.00%
Risk-free interest rate		0.03%	0.01%			0.21%		0.27%	0.02%
Remaining expected term of underlying securities (years)		2 months 19 days	3 months 29 days			9 months 4 days		1 year 11 days	3 months 29 days
Minimum | Derivative liabilities Assumptions | Private Placement Financing | Exercises during 4th Quarter [Member]
Closing price per share of Common Stock						$ 0.23				$ 0.23
Expected volatility										75.00%
Risk-free interest rate										0.23%
Remaining expected term of underlying securities (years)										9 months 18 days